Revenues - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Remaining performance obligations	$ 36.2	$ 46.1
Remaining Fiscal Year 2021 [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligations	18.4
2021 [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligations		28.5
2022 [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligations	16.8	11.4
Thereafter [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligations	$ 1.0	$ 6.2